Contract assets and liabilities (Details 5) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Contract assets and liabilities
Trading and manufacturing (revenue recognized at point in time)	$ 12,143	$ 9,332	$ 9,619
Engineering (revenue recognized over time)	5,797	5,617	11,769
Revenue	$ 17,940	$ 14,949	$ 21,388